Commitments - Summary of Commitments Under Non-Cancellable Operating Leases (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating lease by lessee [line items]
Total commitments under non-cancellable operating leases	£ 1,138,000,000	£ 1,045,000,000
Not later than 1 year [member]
Disclosure of operating lease by lessee [line items]
Total commitments under non-cancellable operating leases	223,000,000	186,000,000
Between 1 and 2 years [member]
Disclosure of operating lease by lessee [line items]
Total commitments under non-cancellable operating leases	173,000,000	149,000,000
Between 2 and 3 years [member]
Disclosure of operating lease by lessee [line items]
Total commitments under non-cancellable operating leases	143,000,000	122,000,000
Between 3 and 4 Years [Member]
Disclosure of operating lease by lessee [line items]
Total commitments under non-cancellable operating leases	123,000,000	107,000,000
Between 4 and 5 years [member]
Disclosure of operating lease by lessee [line items]
Total commitments under non-cancellable operating leases	105,000,000	94,000,000
Later than 5 years [member]
Disclosure of operating lease by lessee [line items]
Total commitments under non-cancellable operating leases	£ 371,000,000	£ 387,000,000